TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, as supplemented,

and to the Summary Prospectus for each Portfolio listed below

* * *

Transamerica Index 35 VP

Effective May 1, 2011, the first bullet point under “Principal Investment Strategies” in the Prospectus and Summary Prospectus and the first bullet point under “More on the Portfolios’ Strategies and Investments - Transamerica Index 35 VP” in the Prospectus are deleted are replaced with the following:

Under normal circumstances, the portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio intends to achieve a mix over time of approximately 35% of portfolio assets in ETFs that invest primarily in equities and 65% of portfolio assets in ETFs that invest primarily in bonds. These percentages may vary. The portfolio is subject to implied volatility guidelines. Based on these guidelines and the level of implied volatility, AUIM may increase equity exposure to as high as 51% or may decrease equity exposure to as low as to 15%. Notwithstanding the guidelines, AUIM may elect to allocate fewer assets to equity ETFs when it believes it is advisable to do so.

* * *

Transamerica Index 50 VP

Effective May 1, 2011, the first bullet point under “Principal Investment Strategies” in the Prospectus and Summary Prospectus and the first bullet point under “More on the Portfolios’ Strategies and Investments - Transamerica Index 50 VP” in the Prospectus are deleted are replaced with the following:

Under normal circumstances, the portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio intends to achieve a mix over time of approximately 50% of portfolio assets in ETFs that invest primarily in equities and 50% of portfolio assets in ETFs that invest primarily in bonds. These percentages may vary. The portfolio is subject to implied volatility guidelines. Based on these guidelines and the level of implied volatility, AUIM may increase equity exposure to as high as 66% or may decrease equity exposure to as low as to 30%. Notwithstanding the guidelines, AUIM may elect to allocate fewer assets to equity ETFs when it believes it is advisable to do so.

* * *

Transamerica Index 75 VP

Effective May 1, 2011, the first bullet point under “Principal Investment Strategies” in the Prospectus and Summary Prospectus and the first bullet point under “More on the Portfolios’ Strategies and Investments - Transamerica Index 75 VP” in the Prospectus are deleted are replaced with the following:

Under normal circumstances, the portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio intends to achieve a mix over time of approximately 75% of portfolio assets in ETFs that invest primarily in equities and 25% of portfolio assets in ETFs that invest primarily in bonds. These percentages may vary. The portfolio is subject to implied volatility guidelines. Based on these guidelines and the level of implied volatility, AUIM may increase equity exposure to as high as 91% or may decrease equity exposure to as low as to 55%. Notwithstanding the guidelines, AUIM may elect to allocate fewer assets to equity ETFs when it believes it is advisable to do so.

* * *

Transamerica Asset Allocation – Conservative VP

Effective May 1, 2011, the first bullet point under “Principal Investment Strategies” in the Prospectus and Summary Prospectus and the first bullet point under “More on the Portfolios’ Strategies and Investments - Transamerica Asset Allocation - Conservative VP” in the Prospectus are deleted are replaced with the following:

Under normal circumstances, the portfolio expects to allocate substantially all of its assets among underlying funds to achieve targeted exposure to domestic equities, international equities and fixed-income investments. The portfolio intends to achieve a mix over time of approximately 35% of portfolio assets in underlying funds that invest primarily in equities, which may include both stocks and commodity-related securities, and 65% of portfolio assets in underlying funds that invest primarily in fixed-income, which may include bonds, cash, cash equivalents, and other money market instruments. These percentages may vary. The portfolio is subject to implied volatility guidelines. Based on these guidelines and the level of implied volatility, the portfolio construction manager may increase equity exposure to as high as 51% or may decrease equity exposure to as low as to 15%. Notwithstanding the guidelines, the portfolio construction manager may elect to allocate fewer assets to equities when it believes it is advisable to do so.

* * *

Transamerica Asset Allocation – Moderate Growth VP

Effective May 1, 2011, the first bullet point under “Principal Investment Strategies” in the Prospectus and Summary Prospectus and the first bullet point under “More on the Portfolios’ Strategies and Investments - Transamerica Asset Allocation - Moderate Growth VP” in the Prospectus are deleted are replaced with the following:

Under normal circumstances, the portfolio expects to allocate substantially all of its assets among underlying funds to achieve targeted exposure to domestic equities, international equities and fixed-income investments. The portfolio intends to achieve a mix over time of approximately 70% of portfolio assets in underlying funds that invest primarily in equities, which may include both stocks and commodity-related securities, and 30% of portfolio assets in underlying funds that invest primarily in fixed-income, which may include bonds, cash, cash equivalents, and other money market instruments. These percentages may vary. The portfolio is subject to implied volatility guidelines. Based on these guidelines and the level of implied volatility, the portfolio construction manager may increase equity exposure to as high as 86% or may decrease equity exposure to as low as to 50%. Notwithstanding the guidelines, the portfolio construction manager may elect to allocate fewer assets to equities when it believes it is advisable to do so.

* * *

Transamerica Asset Allocation – Moderate VP

Effective May 1, 2011, the first bullet point under “Principal Investment Strategies” in the Prospectus and Summary Prospectus and the first bullet point under “More on the Portfolios’ Strategies and Investments - Transamerica Asset Allocation - Moderate VP” in the Prospectus are deleted are replaced with the following:

Under normal circumstances, the portfolio expects to allocate substantially all of its assets among underlying funds to achieve targeted exposure to domestic equities, international equities and fixed-income investments. The portfolio intends to achieve a mix over time of approximately 50% of portfolio assets in underlying funds that invest primarily in equities, which may include both stocks and commodity-related securities, and 50% of portfolio assets in underlying funds that invest primarily in fixed-income, which may include bonds, cash, cash equivalents, and other money market instruments. These percentages may vary. The portfolio is subject to implied volatility guidelines. Based on these guidelines and the level of implied volatility, the portfolio construction manager may increase equity exposure to as high as 66% or may decrease equity exposure to as low as to 30%. Notwithstanding the guidelines, the portfolio construction manager may elect to allocate fewer assets to equities when it believes it is advisable to do so.

* * *

Investors Should Retain this Supplement for Future Reference

January 28, 2011